Schedule of prepayments, receivables and other assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Contract asset	$ 3,454,309	$ 6,888,954	$ 4,657,799
Safeguarding assets	3,790,176	1,983,116
Other receivables	89,029	100,144
Prefunding to remittances partner	13,829,321	21,082,897
Deposits	316,872	1,402,729
Goods and services tax/ Value-added tax recoverable	27,680	26,493
Prepayments	1,259,527	553,258
Airtime stock	498,728	607,308
Inventory	89,111	125,603
Current tax recoverable	297,323	360,358
Others	1,086,316	1,094,379
Prepayments, receivables and other assets	$ 24,738,392	$ 34,225,239